Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accrued expenses and other current liabilities
Logistics expenses accruals	¥ 365,686		¥ 402,024
Advances from customers	63,677		65,264	¥ 24,748
Outsourced labor cost payable	107,524		123,528
Salary and welfare payable	128,064		230,709
Professional fee accruals	16,116		8,460
Marketing expenses accruals	94,605		101,498
Other tax payable	25,783		26,452
Sales return accrual	3,973		4,189
Consideration payable ( Note 9)	97,118
Hong Kong public offering issuance cost accruals			11,075
Others	81,973		17,981
Accrued expenses and other current liabilities	¥ 984,519	$ 154,493	¥ 991,180